VanWagonerFunds

                                                          GROWTH STOCK INVESTING
                                                             Mid-Cap Growth Fund
                                                                 Technology Fund
                                                               Post-Venture Fund
                                                           Micro-Cap Growth Fund
                                                            Emerging Growth Fund



                                                                      PROSPECTUS
                                                                  APRIL 30, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(LOGO)

TABLE OF CONTENTS



The Funds                                        2
--------------------------------------------------

WHAT YOU SHOULD KNOW ABOUT EACH
FUND'S INVESTMENT STRATEGIES, RISKS,
PERFORMANCE AND EXPENSES
Mid-Cap Growth Fund............................. 2
Technology Fund................................. 4
Post-Venture Fund............................... 7
Micro-Cap Growth Fund.......................... 10
Emerging Growth Fund........................... 12
Other Policies and Risks....................... 14
Management..................................... 15


Your Investment                                 17
--------------------------------------------------

OPENING AND MAINTAINING YOUR
VAN WAGONER ACCOUNT
How Shares Are Priced.........................  17
Buying Shares.................................. 17
Opening an Account............................. 18
Adding to an Account........................... 19
Selling Shares................................. 21
Exchanging Shares.............................. 23
Other Purchase, Redemption
   and Exchange Policies....................... 24
Dividends, Distributions and Taxes............. 25
12b-1 Fees..................................... 25

Shareholder Services                            26
--------------------------------------------------


Financial Highlights                            27
--------------------------------------------------


Learn More
--------------------------------------------------

Where to Get More Information
   About the Funds..............................30


VANWAGONER.COM


Van Wagoner Funds TABLE OF CONTENTS

Van Wagoner MID-CAP GROWTH FUND

Investment Objective
--------------------------------------------------

CAPITAL APPRECIATION

Main Strategy
--------------------------------------------------


THE MID-CAP GROWTH FUND INVESTS PRIMARILY (AT LEAST 80% OF ITS TOTAL ASSETS) IN COMMON STOCKS OF GROWTH COMPANIES THAT, AT TIME OF PURCHASE, HAVE MARKET CAPITALIZATIONS BETWEEN $2 BILLION AND $12 BILLION.


THE FUND BASES INVESTMENT BUY AND SELL
DECISIONS ON:

- Intensive company-specific research, which includes on-site visits
- Interviews with management, customers, competitors and suppliers
- Review of analysis by brokerage houses, industry consultants, trade publications and other sources


The Mid-Cap Growth Fund looks for companies that are more established than those in the Micro-Cap Growth Fund as discussed on page 10. These companies are still growing, usually because of a new, improved or upgraded product, service or business operation.


The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate over 100%.

The Fund may sell stocks short to try to achieve its investment objective.

This Fund purchases restricted securities in private placement transactions.


Main Risks
--------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The sectors of the stock market in which the Fund invests are particularly volatile. The value of your Fund shares will fluctuate, and you could lose money.


The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When mid-cap investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals.


Also, the mid-cap companies in which the Fund invests may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would. High portfolio turnover will result in increased realized gains (or losses) to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.


In general, this Fund is likely to be less volatile than the Technology Fund, Post-Venture Fund, Micro-Cap Growth Fund and Emerging Growth Fund but significantly more volatile than the S&P 500(R) Index.




Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------


               ANNUAL TOTAL RETURNS OF THE FUND Year Ended 12/31
               -------------------------------------------------

                               1996         23.90%
                               1997       (13.88)%
                               1998         16.49%
                               1999        126.88%
                               2000       (23.28)%

                                  BEST QUARTER
                                4th Quarter 1999
                                     38.11%

                                ----------------

                                 WORST QUARTER
                                4th Quarter 2000
                                    (42.62)%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/00)
--------------------------------------------------
                                   SINCE INCEPTION
                          1 YEAR       12/31/95
VW Mid-Cap Growth Fund   (23.28)%       16.69%
--------------------------------------------------
S&P MidCap 400 Index*      17.51%       20.41%
--------------------------------------------------

The bar chart and table at left give some indication of the risks of investing in the Mid-Cap Growth Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future. The Fund's investments, including its investments in privately placed securities and initial public offerings, are in sectors of the stock market that from the beginning of the fourth quarter of 1998 through the end of the first quarter of 2000 experienced far greater returns than the market as a whole. Investors should not expect the Fund to consistently achieve these returns in the future.

*The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $1.85 billion.


Fees and Expenses of the Fund
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Mid-Cap Growth Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)
Management Fees                                                            1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.22%
--------------------------------------------------------------------------------
Other Fees                                                                 0.44%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.66%
--------------------------------------------------------------------------------




This example is intended to help you compare the cost of investing in the Van Wagoner Mid-Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:



1 Year: $169     3 Years: $523     5 Years: $902    10 Years: $1,965


VANWAGONER.COM

Van Wagoner MID-CAP GROWTH FUND

Van Wagoner TECHNOLOGY FUND

Investment Objective
--------------------------------------------------

CAPITAL APPRECIATION

Main Strategy
--------------------------------------------------

THE TECHNOLOGY FUND INVESTS PRIMARILY (AT LEAST 80% OF ITS TOTAL ASSETS) IN TECHNOLOGY COMPANIES OF ALL SIZES, IN INDUSTRIES CHARACTERIZED BY ADVANCES BASED ON RESEARCH AND DEVELOPMENT. SUCH INDUSTRIES INCLUDE (BUT ARE NOT LIMITED TO):



- Computers
- Computer services and software
- Communications
- Consumer electronics
- Cable television
- Pharmaceuticals
- Biotechnology
- Medical devices
- Semiconductors
- Technical services
- Robotics

THE FUND BASES INVESTMENT BUY AND SELL DECISIONS ON:

- Intensive company-specific research, which includes on-site visits
- Interviews with management, customers, competitors and suppliers
- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Adviser believes that because advances in technology bring about growth and innovations in nearly every other industry, technology companies offer increased potential for long-term return.

The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate over 100%.

The Fund may sell stocks short to try to achieve its investment objective.

This Fund purchases restricted securities in private placement transactions.


Main Risks
--------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The sectors of the stock market in which the Fund invests are particularly volatile. The value of your Fund shares will fluctuate, and you could lose money.


The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals.


Also, technology companies may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in this sector may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Investors' enthusiasm for technology stocks can also change dramatically. This all means technology stock prices may rise and fall sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

Call toll-free 1-800-228-2121

As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would. High portfolio turnover will result in increased realized gains (or losses) to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

The Technology Fund may be the most volatile of all the Van Wagoner Funds because it focuses on just one market sector. In general, this Fund is likely to be significantly more volatile than the S&P 500(R) Index.



Fund Performance
--------------------------------------------------------------------------------



               ANNUAL TOTAL RETURNS OF THE FUND Year Ended 12/31
               -------------------------------------------------

                               1998         85.10%
                               1999        223.76%
                               2000       (28.13)%

                                  BEST QUARTER
                                1st Quarter 1999
                                     58.56%

                                ----------------

                                 WORST QUARTER
                                4th Quarter 2000
                                    (44.97)%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/00)
--------------------------------------------------
                                   SINCE INCEPTION
                          1 YEAR       12/31/95
VW Technology Fund       (28.13)%       62.70%
--------------------------------------------------
Morgan Stanley High
  Technology 35 Index*   (27.32)%       44.21%
--------------------------------------------------
S&P 500(R) Composite
  Stock Index**           (9.10)%       12.26%
--------------------------------------------------
Nasdaq Industrial
  Index***               (33.65)%        7.01%
--------------------------------------------------

The bar chart and table at left give some indication of the risks of investing in the Technology Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future. The Fund's investments, including its investments in privately placed securities and initial public offerings, are in sectors of the stock market that from the beginning of the fourth quarter of 1998 through the end of the first quarter of 2000 experienced far greater returns than the market as a whole. Investors should not expect the Fund to consistently achieve these returns in the future.

The Fund has selected two new benchmarks, the Morgan Stanley
High-Technology Index and the S&P 500(R) Composite Stock Index, to provide a more accurate comparison of the securities held by the Fund.

* The Morgan Stanley High-Technology 35 Index is a broad-market technology indicator dedicated exclusively to the electronics-based technology sector. The 35 stocks in the Index include the most highly capitalized American companies drawn from 11 technology subsectors: computer and business services, data networking/Internet infrastructure, electronics manufacturing services, enterprise software, Internet and PC software, server and enterprise hardware, PC hardware and data storage, semiconductor capital equipment, semiconductors, technical software and telecom equipment.

** The S&P 500(R) Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

***The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 2000, this Index included 2,297 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.


VANWAGONER.COM

Van Wagoner TECHNOLOGY FUND

Van Wagoner TECHNOLOGY FUND

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Technology Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)
Management Fees                                                            1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.24%
--------------------------------------------------------------------------------
Other Fees                                                                 0.39%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.88%
--------------------------------------------------------------------------------




This example is intended to help you compare the cost of investing in the Van Wagoner Technology Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


1 Year: $191    3 Years: $591    5 Years: $1,016    10 Years: $2,201


Call toll-free 1-800-228-2121

Van Wagoner POST-VENTURE FUND


Investment Objective
--------------------------------------------------

CAPITAL APPRECIATION

Main Strategy
--------------------------------------------------

THE POST-VENTURE FUND INVESTS IN GROWTH COMPANIES OF ALL SIZES USUALLY IN THE EARLY STAGES OF THEIR PUBLIC EXISTENCE. THE ADVISER LOOKS FOR COMPANIES THAT EITHER HAVE RECENTLY BECOME PUBLICLY TRADED OR ARE TAKING A NEW DIRECTION, WITH THE POTENTIAL FOR ABOVE-AVERAGE GROWTH IN MARKET VALUE.

THE FUND BASES INVESTMENT BUY AND SELL
DECISIONS ON:

- Intensive company-specific research, which includes on-site visits
- Interviews with management, customers, competitors and suppliers
- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

Most of these companies have received venture capital financing some time during their development or as part of a reorganization, restructuring or recapitalization. The Adviser looks for companies with strong management teams, innovative products or services and a solid business plan.

The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate over 100%.

The Fund may sell stocks short to try to achieve its investment objective.

This Fund purchases restricted securities in private placement transactions.

Main Risks
--------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The sectors of the stock market in which the Fund invests are particularly volatile. The value of your Fund shares will fluctuate, and you could lose money.

The types of companies in which the Fund invests present additional risks. Companies going through restructuring or reorganization have a greater risk of being undervalued by the market. Also, post-venture-capital companies are generally developing or making significant changes. They may be subject to greater business risk and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.

When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling

VANWAGONER.COM

Van Wagoner POST-VENTURE FUND

Van Wagoner POST-VENTURE FUND

securities than it otherwise would. High portfolio turnover will result in increased realized gains (or losses) to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

In general, this Fund is likely to be significantly more volatile than the S&P 500(R) Index.

Fund Performance
--------------------------------------------------------------------------------


               ANNUAL TOTAL RETURNS OF THE FUND Year Ended 12/31
               -------------------------------------------------

                               1997       (12.20)%
                               1998         37.59%
                               1999        237.22%
                               2000       (30.31)%

                                  BEST QUARTER
                                1st Quarter 1999
                                     55.30%

                                ----------------

                                 WORST QUARTER
                                4th Quarter 2000
                                    (44.92)%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/00)
--------------------------------------------------
                                   SINCE INCEPTION
                          1 YEAR       12/31/95
VW Post-Venture Fund     (30.31)%       29.80%
--------------------------------------------------
Nasdaq Industrial Index* (33.65)%        7.88%
--------------------------------------------------

The bar chart and table at left give some indication of the risks of investing in the Post-Venture Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future. The Fund's investments, including its investments in privately placed securities and initial public offerings, are in sectors of the stock market that from the beginning of the fourth quarter of 1998 through the end of the first quarter of 2000 experienced far greater returns than the market as a whole. Investors should not expect the Fund to consistently achieve these returns in the future.

*The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 2000, this Index included 2,297 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.


Call toll-free 1-800-228-2121

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Post-Venture Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. There is also a $15 fee for a redemption from an IRA account.



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)
Management Fees                                                            1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.25%
--------------------------------------------------------------------------------
Other Fees                                                                 0.38%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.13%
--------------------------------------------------------------------------------
Expense Reimbursement                                                    (0.13)%
--------------------------------------------------------------------------------
Net Expenses(1)                                                            2.00%
--------------------------------------------------------------------------------

(1) THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, DIVIDENDS ON SHORT SALES, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2002. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 2000, Other Fees and Total Annual Fund Operating Expenses were 0.20% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Post-Venture Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


1 Year: $203    3 Years: $627    5 Years: $1,078    10 Years: $2,327


VANWAGONER.COM

Van Wagoner POST-VENTURE FUND

Van Wagoner MICRO-CAP GROWTH FUND



Investment Objective
--------------------------------------------------

CAPITAL APPRECIATION

Main Strategy
--------------------------------------------------


THE MICRO-CAP GROWTH FUND INVESTS PRIMARILY (AT LEAST 80% OF ITS TOTAL ASSETS) IN VERY SMALL COMPANIES--THOSE WITH MARKET CAPITALIZATIONS UNDER $500 MILLION AT TIME OF PURCHASE--THAT THE ADVISER BELIEVES HAVE THE POTENTIAL TO BE THE MARKET LEADERS OF THE FUTURE.


THE FUND BASES INVESTMENT BUY AND SELL
DECISIONS ON:

- Intensive company-specific research, which includes on-site visits
- Interviews with management, customers, competitors and suppliers
- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Adviser looks for companies with strong management teams, and the ability to grow significantly over the next several years. Most of these companies are not followed by Wall Street at this early stage.

The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%.

The Fund may sell stocks short to try to achieve its investment objective.

This Fund purchases restricted securities in private placement transactions.


Main Risks
--------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The sectors of the stock market in which the Fund invests are particularly volatile. The value of your Fund shares will fluctuate, and you could lose money.


The types of companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. Also, micro-cap companies may still be developing. They may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. They may also be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.


When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would. High portfolio turnover will result in increased realized gains (or losses) to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

In general, this Fund is likely to be significantly more volatile than the S&P 500(R) Index.

Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------


               ANNUAL TOTAL RETURNS OF THE FUND Year Ended 12/31
               -------------------------------------------------

                               1996         24.50%
                               1997       (19.76)%
                               1998         13.11%
                               1999        207.88%
                               2000       (18.23)%

                                  BEST QUARTER
                                4th Quarter 1999
                                     47.07%

                                ----------------

                                 WORST QUARTER
                                4th Quarter 2000
                                    (40.09)%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/00)
--------------------------------------------------
                                   SINCE INCEPTION
                           1 YEAR      12/31/95
VW Micro-Cap Growth Fund  (18.23)%      23.26%
--------------------------------------------------
Russell 2000 Index*        (3.02)%       10.31%
--------------------------------------------------

The bar chart and table at left give some indication of the risks of investing in the Micro-Cap Growth Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future. The Fund's investments, including its investments in privately placed securities and initial public offerings, are in sectors of the stock market that from the beginning of the fourth quarter of 1998 through the end of the first quarter of 2000 experienced far greater returns than the market as a whole. Investors should not expect the Fund to consistently achieve these returns in the future.


*The Russell 2000 is an index of the smallest 2,000 companies in the Russell
 3000 Index, as ranked by total market capitalization. The Russell 2000 Index is widely regarded in the industry to accurately capture the universe of small-cap stocks.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Micro-Cap Growth Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. In addition, there is a $15 fee for a redemption from an IRA account.



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)
Management Fees                                                            1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.12%
--------------------------------------------------------------------------------
Other Fees                                                                 0.35%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)                                    1.97%
--------------------------------------------------------------------------------

(1)THE ADVISER HAS AGREED TO LIMIT THE TOTAL EXPENSES OF EACH FUND (EXCLUDING INTEREST, DIVIDENDS ON SHORT SALES, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES) TO AN ANNUAL RATE OF 1.95% OF THE FUND'S AVERAGE NET ASSETS UNTIL AT LEAST JANUARY 1, 2002. After such date, the expense limitation may be revised at any time but not to exceed the 2.00% limitation specified in the Investment Advisory Agreement. For the fiscal year ended December 31, 2000, Other Fees and Total Annual Fund Operating Expenses were 0.33% and 1.95%, respectively.


This example is intended to help you compare the cost of investing in the Van Wagoner Micro-Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


1 Year: $200    3 Years: $618    5 Years: $1,062    10 Years: $2,296


VANWAGONER.COM

Van Wagoner MICRO-CAP GROWTH FUND

Van Wagoner EMERGING GROWTH FUND



Investment Objective
--------------------------------------------------

CAPITAL APPRECIATION


Main Strategy
--------------------------------------------------

THE EMERGING GROWTH FUND INVESTS PRIMARILY IN COMMON STOCKS OF SMALL-CAP AND MID-CAP GROWTH COMPANIES WITH THE POTENTIAL FOR ABOVE-AVERAGE, LONG-TERM GROWTH BASED ON:

- Innovative products or services
- A unique strength in areas such as research, product development, and marketing
- Strong management teams
- A strong financial position

THE FUND BASES INVESTMENT BUY AND SELL DECISIONS ON:

- Intensive company-specific research, which includes on-site visits
- Interviews with management, customers, competitors and suppliers
- Review of analysis by brokerage houses, industry consultants, trade publications and other sources

The Fund invests in companies of all sizes. The Fund prefers companies that are beginning a growth stage to established growth companies.

The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate over 100%.

The Fund may sell stocks short to try to achieve its investment objective.

This Fund purchases restricted securities in private placement transactions.


Main Risks
--------------------------------------------------

Common stock prices rise and fall as market and economic conditions change. The sectors of the stock market in which the Fund invests are particularly volatile. The value of your Fund shares will fluctuate, and you could lose money.


The small-cap and mid-cap companies in which the Fund invests present additional risks. The market may value companies according to size, or market capitalization, rather than financial performance. When small-cap and mid-cap stocks are out of favor, the Fund's share price may decline even though the companies it holds have sound fundamentals. Also, these companies may be in the developmental stage or may be older companies undergoing significant changes. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. As a result, their prices may rise and fall more sharply.


When the Fund holds restricted securities, it may have difficulty accurately pricing them. The Fund may not be able to sell these securities at the prices at which it has valued them for purposes of calculating its net asset value without experiencing delays or additional costs, if at all.

The Fund's investment performance will suffer if a security that it has sold short appreciates in value. The Fund's investment performance may also suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from other securities lenders.

As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would. High portfolio turnover will result in increased realized gains (or losses) to shareholders. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

In general, this Fund is likely to be significantly more volatile than the S&P 500(R) Index.

Call toll-free 1-800-228-2121

Fund Performance
--------------------------------------------------------------------------------


               ANNUAL TOTAL RETURNS OF THE FUND Year Ended 12/31
               -------------------------------------------------

                               1996         26.90%
                               1997       (20.02)%
                               1998          7.98%
                               1999        291.15%
                               2000       (20.90)%

                                  BEST QUARTER
                                4th Quarter 1999
                                     60.62%

                                ----------------

                                 WORST QUARTER
                                4th Quarter 2000
                                    (44.36)%

AVERAGE ANNUAL TOTAL RETURN (as of 12/31/00)
--------------------------------------------------
                                   SINCE INCEPTION
                          1 YEAR       12/31/95
VW Emerging Growth Fund  (20.90)%       27.66%
--------------------------------------------------
Nasdaq Industrial Index* (33.65)%        9.37%
--------------------------------------------------

The bar chart and table at left give some indication of the risks of investing in the Emerging Growth Fund by showing how its performance can change from year to year and how its average annual returns compare with those of a broad market index. Please note that past performance does not necessarily indicate how the Fund will perform in the future. The Fund's investments, including its investments in privately placed securities and initial public offerings, are in sectors of the stock market that from the beginning of the fourth quarter of 1998 through the end of the first quarter of 2000 experienced far greater returns than the market as a whole. Investors should not expect the Fund to consistently achieve these returns in the future

*The Nasdaq Industrial Index tracks the performance of domestic common stocks traded on the regular Nasdaq market and which are classified as industrial companies. As of December 31, 2000, this Index included 2,297 companies, including agricultural, mining, construction, manufacturing (electronic components), services and public administration enterprises.


Fees and Expenses of the Fund
--------------------------------------------------------------------------------

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Shareholder transaction expenses are direct expenses such as fees and sales loads that you pay when buying or selling shares of some mutual funds. There are no fees or sales loads charged to your account when you buy or sell shares of the Van Wagoner Emerging Growth Fund. However, if you sell shares and request your money by wire transfer, there is a $10 fee. In addition, there is a $15 fee for a redemption from an IRA account.



ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)
Management Fees                                                            1.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.12%
--------------------------------------------------------------------------------
Other Fees                                                                 0.31%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.68%
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in the Van Wagoner Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your net costs would be:


1 Year: $171    3 Years: $530    5 Years: $913    10 Years: $1,987


VANWAGONER.COM

Van Wagoner EMERGING GROWTH FUND

Van Wagoner Funds OTHER POLICIES AND RISKS
--------------------------------------------------------------------------------

While each of the five Van Wagoner Funds seeks capital appreciation and is an aggres sive growth fund, there are differences in Fund strategies, risks and performance, as described in this Prospectus.

The Funds are designed for long-term investors who can accept frequent short-term ups and downs in their investment's value.

MONEY MARKET INSTRUMENTS
In adverse markets, the Funds may take a temporary defensive position by investing up to 100% of their assets in high quality, short-term money market instruments. The Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest but do not appreciate in value. The Funds may also use money market instruments to have cash available to take advantage of investment opportunities, to pay expenses and to meet anticipated redemption requests.

HEDGING STRATEGIES
The Funds may use various hedging strategies, such as buying and selling options on particular securities or stock indices, in an effort to reduce risk. Options trading is a highly specialized activity that may entail increased investment risk. Options trading may reduce return or increase volatility. If a Fund buys a put or call option but doesn't exercise or close it before the option expires, the Fund will lose the premium it paid plus commission costs.

INVESTMENT DECISION MAKING
The Adviser makes investment decisions based on company-specific research, which includes:

- On-site visits

- Interviews with management, customers, competitors and suppliers

- Review of analysis by brokerage houses, industry consultants, other trade publications

The Adviser seeks out companies with both dedicated management teams and the ability to create innovative products and services and thrive in rapidly growing industries. If the Adviser has doubts as to a company's ability to execute its business plan or its ability to meet earnings expectations, the Adviser will reevaluate that holding and may reduce or liquidate the position. Continual research is key to whether the Adviser increases, reduces or liquidates a position.

FUND OBJECTIVES
The Board of Directors may change the Funds' investment objectives without shareholder approval. You will receive advance notice of any such changes.

Call toll-free 1-800-228-2121

Van Wagoner Funds MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The Funds are advised by Van Wagoner Capital Management, Inc., 345 California Street, Suite 2450, San Francisco, CA 94104. The Adviser was organized October 24, 1995, and supervises and manages the Funds, overseeing administration and making day-to-day investment decisions subject to policies set by the Board of Directors.


Each Fund pays the Adviser an annual management fee equal to the following percentages of average daily net assets:


Mid-Cap Growth Fund                       1.00%
--------------------------------------------------
Technology Fund                           1.25%
--------------------------------------------------
Post-Venture Fund                         1.50%
--------------------------------------------------
Micro-Cap Growth Fund                     1.50%
--------------------------------------------------
Emerging Growth Fund                      1.25%
--------------------------------------------------

PAST PERFORMANCE OF THE PORTFOLIO MANAGER

Garrett R. Van Wagoner, President and a director of the Adviser, is Van Wagoner Capital Management's sole shareholder. He is a portfolio manager for each of the Funds except for the Micro-Cap Growth Fund.

Mr. Van Wagoner has more than 24 years of experience as a securities analyst and portfolio manager. From March 1993 to December 1995, he was portfolio manager of the Govett Smaller Companies Fund, a portfolio of The Govett Funds, Inc. Before that, he was senior vice president at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program.

William H. Putnam is the portfolio manager for the Micro-Cap Growth Fund. Mr. Putnam has over eight years of investment experience, and has been responsible for researching companies with market capitalizations of $500 million and below since he joined the Adviser in 1999. From 1993 to 1999, he was a Manager of Institutional Equities at Instinet Corporation. He received his MBA at New York University's Leonard Stern School of Business and graduated from Williams College.

Raiford Garrabrant, CFA is a portfolio manager for each of the Funds except the Micro-Cap Growth Fund. Prior to joining the Adviser in 1996, he was an Analyst for the Govett Smaller Companies Fund. He also worked with First Citizen's Bank and Trust as a Financial Analyst and has over 10 years of research and portfolio management experience. He is a graduate of the University of North Carolina, Chapel Hill.


The table below shows how the Govett Smaller Companies Fund's average annual returns for the year ended December 31, 1995, and for Mr. Van Wagoner's tenure compared with Nasdaq Composite Index and S&P 500(R) Index performance.

                                             3/1/93 -
                                    1 YEAR   12/31/95
Govett Smaller Companies Fund(1)     69.0%     54.7%
-----------------------------------------------------
Nasdaq Composite Index(2)            39.9%     17.2%
-----------------------------------------------------
S&P 500(R)Index(3)                   37.6%     15.4%
-----------------------------------------------------

(1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of Fund expenses. The expense ratio of the Govett Smaller Companies Fund was capped at 1.95% from March 1, 1993 to December 31, 1995. The performance stated is net of actual fees and expenses including any sales loads.
(2) The Nasdaq Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as foreign common stocks and ADRs traded on the National Market System.
(3) The S&P 500(R) Index is an unmanaged index of 500 selected stocks, most of which are listed on the New York Stock Exchange. It's heavily weighted toward large-cap stocks and represents about two-thirds of the total market value of all domestic stocks.

This information shows Mr. Van Wagoner's performance in managing a portfolio similar to the Emerging Growth Fund, using substantially similar investment objectives, policies and strategies. Unlike the Emerging Growth Fund, which isn't limited as to the capitalization of portfolio securities, the Govett Smaller Companies Fund was required to invest at least 65% of its total assets in companies with individual market capitalizations which would, at the time

VANWAGONER.COM

Van Wagoner Funds MANAGEMENT

Van Wagoner Funds MANAGEMENT
--------------------------------------------------------------------------------

of purchase, place them in the same size range as companies included in the Nasdaq Composite Index, excluding its top 75 companies. However, the differences between the two Funds do not affect their comparability. While serving as portfolio manager for the Govett Smaller Companies Fund, Mr. Van Wagoner also managed other accounts with investment objectives similar to the Emerging Growth Fund but did not manage such accounts until June 1994. The Van Wagoner Emerging Growth Fund is managed with substantially similar objectives, policies and strategies as the Govett Smaller Companies Fund.

Of course, past performance doesn't guarantee future results. Investment returns vary, as they are affected by market conditions and company-specific changes. The past performance of the Govett Smaller Companies Fund is not indicative of the past or future performance of the Emerging Growth Fund.

OTHER SERVICE PROVIDERS

Administrator: Sunstone Financial Group, Inc. provides clerical, compliance, regulatory and fund accounting services.

Transfer Agent: PFPC, Inc. provides dividend disbursing, transfer agency and other services.


Call toll-free 1-800-228-2121

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Here's what you need to know about opening and maintaining your account with Van Wagoner Funds.

How Shares Are Priced
--------------------------------------------------

When you buy or sell (redeem) Fund shares, the Funds will price your transaction at the next net asset value ("NAV") calculated after the Funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 24 for a definition of "good order." You pay no front-end sales charge, commission or redemption fee (except for a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account).


The Funds calculate NAV, the price of one share of a Fund, at the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange ("NYSE") is open. The NYSE is closed on weekends and national holidays.


If the transfer agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the transfer agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV. See "Other Purchase, Redemption and Exchange Policies" on page 24 for a definition of "good order."


The Funds value securities other than debt instruments maturing within 60 days at market prices. The Funds value debt securities maturing within 60 days at amortized cost. If market prices aren't readily available for particular securities, the Funds price these securities at their fair value as determined by the Adviser under the Board of Directors' supervision.


Buying Shares
--------------------------------------------------



All the Van Wagoner Funds are no-load. You pay no sales charge to buy, sell or exchange shares, but the Funds do charge a 0.25% 12b-1 fee. (There is a $10 fee for redemptions made by wire and a $15 fee for a redemption from an IRA account.)

MINIMUM INVESTMENT              INITIAL  ADDITIONAL

Regular Accounts               $1,000      $50
--------------------------------------------------
Automatic Investment Plan        $500      $50
--------------------------------------------------
IRAs                             $500      $50
--------------------------------------------------
Gift to Minors                   $500      $50

The Funds may waive the minimum investment amount for qualified retirement plans. Investors must pay for purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds won't accept cash, credit cards or third-party checks.

Accepting orders. You must properly complete the New Account Application to establish telephone and exchange privileges. The Funds may return incomplete Applications or checks.

Each Fund may reject any purchase order or refuse a telephone transaction if the Fund believes it is advisable to do so. The Funds will reject applications that do not have a U.S. address and a Social Security Number or a W-8BEN. The Funds won't accept an account if you're investing for another person as attorney-in-fact, or an account with "Power of Attorney" or "POA" in the New Account Application's registration section.

Certificates. The Funds do not issue stock certificates. You'll receive a statement confirming your purchase.

VANWAGONER.COM


Van Wagoner Funds BUYING SHARES

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Opening an Account
--------------------------------------------------

BY MAIL
- Complete a New Account Application (available online at vanwagoner.com or by calling 1-800-228-2121). If you are opening an IRA, complete an IRA Application.


- Mail the completed Application with a check payable to VAN WAGONER FUNDS to:
  Van Wagoner Funds, Inc.
  P.O. Box 9682
  Providence, RI 02940-9682

- For overnight or express mail, use this address:
  Van Wagoner Funds, Inc.
  4400 Computer Drive
  Westborough, MA 01581


BY WIRE

- Prior to a wire purchase you must have an existing Van Wagoner Funds account.


AUTOMATIC  INVESTMENT  PLAN
- Complete the Automatic Investment Plan section on your New Account Application, and open your account with at least $500.


- Each week, month, quarter or year, the amount you specify ($50 or more) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on any day during the month, or weekly by specifying the day of the week. You will receive QUARTERLY statements showing these purchases.


- The Funds do not charge a service fee for the Plan, but if there's not enough money in your bank account to cover the withdrawal, you'll be charged $20, your purchase will be cancelled, and you'll be responsible for any resulting loss to the Funds.


- A REDEMPTION OF ALL FUNDS FROM YOUR ACCOUNT WILL NOT AUTOMATICALLY DISCONTINUE THE PLAN. To terminate your Automatic Investment Plan, send the Funds a written request at least 10 business days before your next Plan withdrawal date or call our Shareholder Services Department.


Call toll-free 1-800-228-2121

--------------------------------------------------------------------------------

Adding to an Account
--------------------------------------------------------------------------------

BY MAIL
- Send your check, plus an investment slip from a recent statement or a signed note with the account's full name and number.


- Use the addresses provided on page 18 under "Opening an Account - By Mail."


BY WIRE

- Please be sure to include your account number and the name of the Fund to be purchased.

- The wire instructions are as follows:
  BSDT, n.a.
  ABA #011001234
  PFPC, Inc. for the benefit of Van Wagoner
  Funds, Inc.
  Account #007730
  For further credit to:
  {investor account number}
  {name or account registration}
  {Social Security or Taxpayer Identification Number}
  {Name of Fund you intend to purchase}

- Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' purchase cut-off time (4:00 p.m. Eastern time) and all required information is provided in the wire instructions. If a wire is incomplete, it may be returned. The wire instructions will determine the terms of the purchase transaction.


BY ELECTRONIC FUNDS TRANSFER
- The Funds require 15 calendar days to verify your bank information before initiating this privilege. If your account is already open and you'd like to establish electronic funds transfer privileges, call 1-800-228-2121.

- Request the electronic transfer by phone or in writing, in amounts from $50 to $50,000 per day.


- The Funds withdraw money from the bank account you designated when establishing the privilege and invest it at the following business day's net asset value calculated after they receive your transfer request in good order.


AUTOMATIC INVESTMENT PLAN

- If your account is already open and you'd like to add the Automatic Investment Plan, call 1-800-228-2121 for an Application. Plan investment minimums apply. Adding this Plan to your account requires a medallion signature guarantee, described on page 24.


- The Funds require 15 calendar days to verify your bank information before initiating the Plan.

OTHER PURCHASE POLICIES
Purchases through third parties. If you buy shares from a broker-dealer, financial institution or other provider, their policies and fees may differ from those described here.

The Funds may accept requests to buy additional shares into a broker-dealer street name account only from the broker-dealer.

The Funds may authorize service providers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the service provider accepts them, and price them at the next net asset value calculated after receipt by the service provider.

VANWAGONER.COM

Van Wagoner Funds OPENING AND ADDING TO AN ACCOUNT

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Funds price these telephone orders at the next net asset value calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.

Returned checks/insufficient funds. The Funds will charge a $20 service fee against your account for any check or electronic transfer returned unpaid. YOUR PURCHASE WILL BE CANCELLED, AND YOU'LL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUNDS.

Redemption requests shortly after purchase. Redemption payments may be delayed up to 7 business days to make sure there are sufficient funds to cover the check or electronic transfer you used to make the purchase. If you plan to exchange or redeem shares shortly after purchase, you may want to make your purchase by wire.

Call toll-free 1-800-228-2121

--------------------------------------------------------------------------------

Selling Shares
--------------------------------------------------


You may sell, or redeem, your Fund shares. The price you receive will be the next net asset value calculated after the Funds receive your request in good order. See "Other Purchase, Redemption and Exchange Policies" on page 24 for a definition of "good order." Note that when you sell shares, you may realize a capital gain or loss for federal income tax purposes.


There's no charge to redeem shares except if you:

- redeem by wire ($10)
- redeem from a retirement account ($15 to cover tax reporting as detailed in your IRA Disclosure Statement & Custodial Account Agreement)

The Funds may withhold taxes on IRA redemptions to meet federal law requirements. The Funds reserve the right to redeem in kind--that is, in securities whose market value equals the redemption amount.

BY MAIL
- Send the Funds your unconditional written request with:

   - the dollar amount to be redeemed

   - the Fund's name
   - the name(s) on the account registration
   - the account number

If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you don't make your selection on the IRA Application, we will automatically withhold 10% of your redemption proceeds.


- Sign the request exactly as the account is registered. YOU'LL NEED A MEDALLION SIGNATURE GUARANTEE IF:
  - the amount to be redeemed is more than $50,000
  - the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record
  - the request is made within 30 days of an address change
  - you are sending in banking instructions along with your redemption request

See "Medallion Signature Guarantees," under "Other Purchase, Redemption and Exchange Policies" on page 24.


- Include any documentation required for corporate, partnership or fiduciary accounts. Call 1-800-228-2121 for details.


- Mail to:
  Van Wagoner Funds, Inc.
  P.O. Box 9682
  Providence, RI 02940-9682

- For overnight or express mail, use this address:
  Van Wagoner Funds, Inc.
  4400 Computer Drive
  Westborough, MA 01581


BY TELEPHONE
- If you did not waive this privilege on your New Account Application, you may call the Funds at 1-800-228-2121 to redeem share amounts of $500 to $50,000. You must request redemptions exceeding $50,000 in writing with all signatures guaranteed.


- The Funds do not allow telephone redemptions on IRA accounts.


- The Funds will mail proceeds to your address of record, or send by wire or electronic funds trans-fer to the bank account listed in your records. The Funds will deduct a $10 wire redemption fee from your proceeds. There is also a $15 fee for redemptions from IRAs.

- The Funds reserve the right to refuse a telephone redemption request if they onsider it advisable to do so and do not accept redemption requests via fax.

VANWAGONER.COM

Van Wagoner Funds SELLING SHARES

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

OTHER REDEMPTION POLICIES
Payment. When you redeem shares, you'll receive payment as follows:

- Mailed payments will be sent within 7 days of receiving redemption instructions in good order.

- Wire payments for redemptions requested by phone will usually be made on the next business day.

- Electronic funds transfers will ordinarily arrive at your bank 2 to 3 banking days after transmission.

The Funds may delay payment for up to 7 business days after receiving a redemption request, to allow checks or electronic transfer proceeds used to purchase Fund shares to clear. The Funds may also suspend redemptions if the NYSE closes or for other emergencies.

If the dollar amount you request to be redeemed is greater than your current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.


When you redeem a partial balance from the Money Market Fund (see "Exchanging Shares" on page 23 for details on that Fund), your proceeds will exclude accrued and unpaid income through the redemption date. If you redeem your entire balance from the Money Market Fund, it will pay separately the accrued income at the end of the month.


Redeeming shares through third parties. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

The Funds may authorize service providers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the provider accepts them, and price them at the next net asset value calculated.


Telephone redemptions. The Funds won't accept telephone redemption requests for payment by check for 30 days following an address change. For 30 days following an address change you must make redemption requests in writing, with all signatures guaranteed.


During times of unusual market activity, you may find it difficult to redeem shares by telephone or wire. If you are unable to contact the Funds by telephone, you can mail or send, by overnight delivery, your redemption request.

Small accounts. If a redemption or exchange leaves your account below the $1,000 minimum, or you discontinue the Automatic Investment Plan before you reach the minimum, the Funds may provide you a 60-day notice to add to your balance or renew your Automatic Investment Plan. If you do not act within the 60-day period, the Funds may close your account and send you the proceeds.

Systematic Withdrawal Plan. If your account balance is $10,000 or more, you can request regular distributions of at least $50. Note that withdrawals may result in a gain or loss for federal income tax purposes.

Call 1-800-228-2121 for a Systematic Withdrawal Plan Application. To change your plan, send a request in writing, with a signature guarantee for each registered holder of the account. You can stop your plan anytime without charge or penalty. The Funds may change or eliminate the plan at any time with 60 days' notice.

Call toll-free 1-800-228-2121

--------------------------------------------------------------------------------

Exchanging Shares
--------------------------------------------------------------------------------

You can exchange shares of one Van Wagoner Fund for those of any other Van Wagoner Fund available for investment. Note that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.

HOW IT WORKS
You can request an exchange in writing or by phone (if you haven't declined this privilege). Shares from your existing account are redeemed at the next net asset value calculated after the Funds receive your instructions in good order. The proceeds are used to buy shares in another Van Wagoner Fund (also priced at the next net asset value calculated after the Funds receive your instructions in good order).

If you're opening a new account with an exchange, the transaction must meet account minimums. If you're adding to an account, the exchange must be $500 or more. New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

MONEY MARKET FUND
You can also exchange your Van Wagoner Funds shares for those of the Northern U.S. Government Money Market Fund (the "Money Market Fund"). The minimum to open such an account is $1,000; for additions, it's $50. Call 1-800-228-2121 for the Money Market Fund Prospectus and read it carefully before investing.


When you exchange from a Fund into the Money Market Fund or make an additional purchase, dividends begin to accrue on the Money Market shares so purchased the day after the exchange or the additional purchase. When you exchange a partial or entire balance out of the Money Market Fund, your proceeds exclude accrued and unpaid dividends through the exchange date. When you're exchanging your entire Money Market Fund balance, the Money Market Fund will not exchange accrued and unpaid dividends at the time of exchange. The Money Market Fund will distribute a check to the Shareholder of Record at the end of the month.


TELEPHONE EXCHANGES
Follow the instructions under "Selling Shares - By Telephone."

AUTOMATIC EXCHANGE PLAN

You may make automatic monthly exchanges from one Van Wagoner Fund to another or from the Money Market Fund to a Van Wagoner Fund. The minimum transaction is $50. You may exchange only once a month either on the 5th or 20th business day of each month. Keep in mind that an exchange is an ordinary sale and purchase for federal income tax purposes; you may realize a capital gain or loss.


Your account must meet minimum account requirements before you establish this plan. To set up an Automatic Exchange Plan when you open your account, complete that section of the New Account Application. To start the plan after your account is open, call the Funds at 1-800-228-2121.

EXCHANGE RESTRICTIONS
The Van Wagoner Funds are for long-term investing, not short-term market speculation. Excessive exchanges can hurt the Funds' performance and other shareholders. A pattern of exchanges with a "market timer" strategy can be especially disruptive. Therefore:

- The Funds may suspend or terminate, without notice, the exchange privilege of any investor who uses it excessively (e.g., more than 5 times a year).

- The Funds may restrict or refuse exchanges if they receive or anticipate receiving simultaneous orders affecting significant portions of a Fund's assets.

VANWAGONER.COM

Van Wagoner Funds EXCHANGING SHARES

Van Wagoner Funds YOUR INVESTMENT
--------------------------------------------------------------------------------

Other Purchase, Redemption and Exchange Policies
--------------------------------------------------

GOOD ORDER
The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:

- The Fund's name and your account number


- The dollar amount of shares you want to buy or sell


- Signatures of all owners, exactly as registered on the account

- Signature guarantees for the following:
   - if the amount to be redeemed is more than $50,000
   - if the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record
   - if the request is made within 30 days of an address change

- Any documentation required for redemptions by corporations, estates, trusts and other organizations

TELEPHONE TRANSACTIONS
Unless you waive telephone privileges on your New Account Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

The Funds will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.


MEDALLION SIGNATURE GUARANTEES
A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc., Medallion Signature Program ("MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


Call toll-free 1-800-228-2121

--------------------------------------------------------------------------------

Dividends, Distributions and Taxes
--------------------------------------------------

The Funds intend to pay dividends, from net investment income if any, and net realized capital gains, if any, at least annually. The Funds will reinvest these dividends and distributions unless you request otherwise.

Whether you receive dividends and distributions in cash or reinvest them, they're generally subject to federal income tax as ordinary income or capital gains, respectively. Each year the Funds will give you an annual statement about the dividends and other distributions you've received or reinvested. Because everyone's tax situation is unique, and state and local law may also affect you, the Funds strongly suggest you consult your tax adviser.

If you don't give the Funds your Taxpayer Identification Number, federal law requires withholding of 31% of any distribution and redemption proceeds.

12b-1 Fees
--------------------------------------------------

The Funds' plan under Rule 12b-1 allows each Fund to use up to 0.25% of its average daily net assets to pay sales distribution and other fees for the sale of its shares and for services provided to its investors. Because these fees are paid out of a Fund's assets year after year, over time they will increase the cost of your investment and may exceed other types of sales charges.

VANWAGONER.COM

Van Wagoner Funds DIVIDENDS, DISTRIBUTIONS AND TAXES AND 12B-1 FEES

Van Wagoner Funds SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Automated Information
--------------------------------------------------

Use a touch-tone phone to access information about the Funds and your account 24 hours a day, 7 days a week. During regular business hours (8:00 a.m. to 8:00 p.m. Eastern time, Monday through Friday), you may also choose to speak with a Shareholder Services Representative. Call 1-800-228-2121.


With automated shareholder services, you can:

- Find out a Fund's closing price and how that price changed from the previous day

- Check your account balance

- Review your last 5 transactions

- Order duplicate forms and statements

Internet Access
--------------------------------------------------  vanwagoner.com

Visit the Funds' Web site to review your account balances, transactions and other information. Go to WWW.VANWAGONER.COM to select your password and initiate this privilege.

Statements and Reports
--------------------------------------------------

As a shareholder you'll receive:

- Confirmation statements. You'll receive a confirmation statement after each transaction that affects your account balance or registration. Automatic Investment Plan participants receive QUARTERLY confirmations of all automatic transactions.


- Account statements. All shareholders receive quarterly account statements. You can order additional copies of statements for the current and preceding years at no charge. Call 1-800-228-2121.


If you need to contact the Funds about your account, you can write to us at:


VAN WAGONER FUNDS, INC.
P.O. BOX 9682
PROVIDENCE, RI 02940-9682

For overnight or express mail:

VAN WAGONER FUNDS, INC.
4400 COMPUTER DRIVE
WESTBOROUGH, MA 01581


- Financial reports. Shareholders receive financial reports twice a year. Annual reports include aud-ited financial statements. To reduce expenses we'll mail one copy of each report to each Taxpayer Identification Number even though the investor may have more than one account with the Funds.


Automatic Plans
--------------------------------------------------

The Funds offer an Automatic Investment Plan, described under "Opening an Account;" a Systematic Withdrawal Plan, described under "Selling Shares;" and an Automatic Exchange Plan, described under "Exchanging Shares."


Retirement Plans
--------------------------------------------------

The Funds offer several retirement accounts and employer plans: IRA, Roth IRA, SEP-IRA, Simple IRA and 403(b)(7) accounts. In addition, the Funds can be used as investment options for other types of retirement plans. For more information call 1-800-228-2121.

Call toll-free 1-800-228-2121

Van Wagoner Funds FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Year Ending December 31

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE SINCE INCEPTION. SOME OF THE INFORMATION REFLECTS RESULTS FOR ONE FUND SHARE. "TOTAL RETURN" IS THE RATE YOUR INVESTMENT WOULD HAVE EARNED (OR LOST), ASSUMING YOU REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THE INFORMATION FOR THE YEARS ENDED SINCE DECEMBER 31, 1998 HAS BEEN AUDITED BY ERNST & YOUNG LLP. THE INFORMATION FOR YEARS ENDED PRIOR TO 1999 HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP. THE FUNDS' 2000 FINANCIAL STATEMENTS ARE INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE ON REQUEST.



                                                       MID-CAP GROWTH FUND
                                           2000      1999       1998      1997      1996

Net Asset Value, Beginning of Year        $27.06    $12.43     $10.67    $12.39    $10.00

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment loss                        (0.26)    (0.13)     (0.16)    (0.22)    (0.09)
Net realized and unrealized gains
   (losses) on investments                 (5.88)    15.71       1.92     (1.50)     2.48(1)
--------------------------------------------------------------------------------------------

Total from investment operations           (6.14)    15.58       1.76     (1.72)     2.39
--------------------------------------------------------------------------------------------

DISTRIBUTIONS:
Net realized gains                         (0.64)    (0.95)        --        --        --


Net Asset Value, End of Year               $20.28    $27.06    $12.43    $10.67    $12.39
============================================================================================


Total Return                             (23.28)%    126.88%   16.49%  (13.88)%    23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)           $208,180   $141,916  $45,925   $73,837  $137,740
Ratio of expenses to average net assets:
    Net of waivers and reimbursements     1.65%(2)     1.85%    1.95%     1.80%     1.95%
    Before waivers and reimbursements     1.65%(2)     1.85%    2.12%     1.80%     2.05%
Ratio of net investment loss to
    average net assets:
    Net of waivers and reimbursements      (1.18)%   (0.88)%  (1.15)%   (1.42)%   (1.16)%
    Before waivers and reimbursements      (1.18)%   (0.88)%  (1.32)%   (1.42)%   (1.26)%
Portfolio turnover rate                       238%      589%     787%      304%      173%



(1) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(2) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.66% and 1.66% for the Mid-Cap Growth Fund.


VANWAGONER.COM

Van Wagoner Funds FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Fund Share Outstanding Throughout the Year Ending December 31
--------------------------------------------------------------------------------




                                       TECHNOLOGY FUND                 POST-VENTURE FUND
                                  2000      1999      1998     2000     1999       1998        1997

Net Asset Value,
  Beginning of Year              $58.29    $18.51    $10.00   $38.09    $12.08     $8.78      $10.00

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment loss               (0.89)    (0.16)    (0.08)   (0.53)    (0.12)    (0.14)      (0.15)
Net realized and unrealized gains
   (losses) on investments       (15.50)    41.29      8.59   (11.03)    28.33      3.44       (1.07)
------------------------------------------------------------------------------------------------------

Total from investment operations (16.39)    41.13      8.51   (11.56)    28.21       3.30      (1.22)
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
Net realized gains                (0.03)   (1.35)        --    (0.01)    (2.20)        --         --

Net Asset Value, End of Year     $41.87    $58.29    $18.51    $26.52    $38.09    $12.08      $8.78
=====================================================================================================

Total Return                    (28.13)%   223.76%   85.10%  (30.31)%   237.22%    37.59%    (12.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)  $413,793  $401,444   $8,176  $481,736  $391,224   $19,081     $20,468
Ratio of expenses to average
  net assets:
  Net of waivers and
    reimbursements              1.88%(2)     1.95%    1.95%  1.95%(2)     1.95%     1.95%       1.95%
  Before waivers and
    reimbursements              1.88%(2)     2.03%    5.80%  2.13%(2)     2.23%     2.90%       2.69%
Ratio of net investment loss
  to average net assets:
  Net of waivers and
    reimbursements               (1.56)%   (1.05)%  (0.88)%   (1.53)%   (1.06)%   (1.39)%     (1.39)%
  Before waivers and
    reimbursements               (1.56)%   (1.13)%  (4.73)%   (1.71)%   (1.34)%   (2.34)%     (2.13)%
Portfolio turnover rate             211%      275%     888%      206%      328%      641%        317%




                                            MICRO-CAP GROWTH FUND                               EMERGING GROWTH FUND
                                 2000      1999      1998     1997      1996       2000       1999       1998       1997     1996

Net Asset Value,
  Beginning of Year              $34.79    $11.30     $9.99   $12.45    $10.00    $42.86      $10.96     $10.15    $12.69  $10.00


INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
Net investment loss               (0.56)    (0.16)    (0.16)   (0.26)    (0.09)    (0.69)      (0.22)     (0.20)   (0.25)   (0.15)
Net realized and unrealized gains
   (losses) on investments        (4.74)    23.65      1.47    (2.20)     2.54(1)  (6.94)      32.12       1.01    (2.29)    2.84(1)
------------------------------------------------------------------------------------------------------------------------------------

Total from investment operations  (5.30)    23.49      1.31    (2.46)     2.45      (7.63)     31.90       0.81    (2.54)    2.69
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS:
Net realized gains                (4.50)       --        --        --        --     (4.98)        --         --       --       --

Net Asset Value, End of Year     $24.99    $34.79    $11.30     $9.99    $12.45    $30.25     $42.86     $10.96   $10.15    $12.69
====================================================================================================================================


Total Return                    (18.23)%   207.88%   13.11%  (19.76)%    24.50%  (20.90)%     291.15%     7.98%  (20.02)%    26.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)  $158,591  $296,026  $46,113   $71,867  $140,698  $810,499  $1,466,827  $189,372  $313,217  $638,159
Ratio of expenses to average
  net assets:
  Net of waivers and
    reimbursements              1.95%(2)     1.95%    1.95%     1.95%     1.95%     1.68%       1.79%     1.95%     1.88%     1.95%
  Before waivers and
    reimbursements              1.97%(2)     2.18%    2.63%     2.32%     2.55%     1.68%       1.79%     2.10%     1.88%     1.98%
Ratio of net investment loss
  to average net assets:
  Net of waivers and
    reimbursements               (1.34)%   (1.13)%  (1.30)%   (1.72)%   (1.04)%   (1.41)%     (1.30)%   (1.55)%   (1.68)%   (1.49)%
  Before waivers and
    reimbursements               (1.36)%   (1.36)%  (1.98)%   (2.09)%   (1.64)%   (1.41)%     (1.30)%   (1.70)%   (1.68)%   (1.52)%
Portfolio turnover rate             170%      180%     367%      232%      153%      197%        353%      668%      333%      159%



(1) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(2) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.88% and 1.88%; 1.96% and 2.13%; and 1.95% and 1.97%, for the Technology, Post-Venture and Micro-Cap Growth Funds, respectively.

Call toll-free 1-800-228-2121

VANWAGONER.COM


Van Wagoner Funds FINANCIAL HIGHLIGHTS

Van Wagoner Funds LEARN MORE

Where to Get More Information About the Funds
--------------------------------------------------------------------------------

To find out more about Van Wagoner Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI gives more information about various aspects of the Funds. It's filed with the Securities and Exchange Commission ("SEC") and is incorpor-ated by reference into the Prospectus, which means it's legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT
These reports discuss Fund holdings. The Annual Report tells how market conditions, economic trends and Fund investment strategies affected Fund performance during the previous fiscal year.

To obtain this and other information or to inquire about the Funds:

BY TELEPHONE
Call 1-800-228-2121.


BY MAIL
Write to:
Van Wagoner Funds, Inc.
P.O. Box 9682
Providence, RI 02940-9682

Overnight or Express Deliveries:
Van Wagoner Funds, Inc.
4400 Computer Drive
Westborough, MA 01581


Call toll-free 1-800-228-2121


ON THE INTERNET
View or download the Prospectus, New Account Application and other Fund information at our Web site, vanwagoner.com, or at the SEC's Web site, WWW.SEC.GOV.


You can review and copy information about the Van Wagoner Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about the Van Wagoner Funds are also available on the EDGAR Database at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009 or by electronic request to publicinfo@sec.gov.


SEC FILE NUMBER: 811-9116

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